Current Income Tax Assets (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Current Income Tax Assets	As of the indicated dates, the balances of Current Income Tax Assets correspond to:

	12.31.24	12.31.23
Tax Advances	227,168	4,836,969
Total	227,168	4,836,969